Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Statements Line Items
Number of Warrants | Share	2,623,306	2,623,306	0
Exercise Price | $	$ 2.00	$ 2.00	$ 0
Private placement, April 12, 2017 [Member]
Statements Line Items
Number of Warrants | Share	2,500,004
Exercise Price | $	$ 2.00
Expiry Date	April 12, 2019
Finders warrants, April 12, 2017 [Member]
Statements Line Items
Number of Warrants | Share	123,302
Exercise Price | $	$ 2.00
Expiry Date	April 12, 2019